Operating Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Operating Segments
Table 25.1 presents our results by operating segment.
Table 25.1: Operating Segments

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (1)	Consolidated Company
2017
Net interest income (2)	$30,365	16,967	4,493	(2,268)	49,557
Provision (reversal of provision) for credit losses	2,555	(19)	(5)	(3)	2,528
Noninterest income	18,342	11,206	12,433	(3,149)	38,832
Noninterest expense	32,478	16,755	12,631	(3,380)	58,484
Income (loss) before income tax expense (benefit)	13,674	11,437	4,300	(2,034)	27,377
Income tax expense (benefit)	1,327	2,753	1,610	(773)	4,917
Net income (loss) before noncontrolling interests	12,347	8,684	2,690	(1,261)	22,460
Less: Net income (loss) from noncontrolling interests	276	(15)	16	—	277
Net income (loss) (3)	$12,071	8,699	2,674	(1,261)	22,183
2016
Net interest income (2)	$29,833	16,052	3,913	(2,044)	47,754
Provision (reversal of provision) for credit losses	2,691	1,073	(5)	11	3,770
Noninterest income	19,033	12,490	12,033	(3,043)	40,513
Noninterest expense	27,422	16,126	12,059	(3,230)	52,377
Income (loss) before income tax expense (benefit)	18,753	11,343	3,892	(1,868)	32,120
Income tax expense (benefit)	6,182	3,136	1,467	(710)	10,075
Net income (loss) before noncontrolling interests	12,571	8,207	2,425	(1,158)	22,045
Less: Net income (loss) from noncontrolling interests	136	(28)	(1)	—	107
Net income (loss) (3)	$12,435	8,235	2,426	(1,158)	21,938
2015
Net interest income (2)	$29,242	14,350	3,478	(1,769)	45,301
Provision (reversal of provision) for credit losses	2,427	27	(25)	13	2,442
Noninterest income	20,099	11,554	12,299	(3,196)	40,756
Noninterest expense	26,981	14,116	12,067	(3,190)	49,974
Income (loss) before income tax expense (benefit)	19,933	11,761	3,735	(1,788)	33,641
Income tax expense (benefit)	6,202	3,424	1,420	(681)	10,365
Net income (loss) before noncontrolling interests	13,731	8,337	2,315	(1,107)	23,276
Less: Net income from noncontrolling interests	240	143	(1)	—	382
Net income (loss) (3)	$13,491	8,194	2,316	(1,107)	22,894
2017
Average loans	$476.7	464.6	71.9	(57.1)	956.1
Average assets	984.2	821.8	214.4	(87.4)	1,933.0
Average deposits	729.3	464.5	189.0	(78.2)	1,304.6
2016
Average loans	486.9	449.3	67.3	(53.5)	950.0
Average assets	977.3	782.0	211.5	(85.4)	1,885.4
Average deposits	701.2	438.6	187.8	(77.0)	1,250.6

(1)
Includes the elimination of certain items that are included in more than one business segment, most of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.

(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth and Investment Management segments and Wells Fargo net income for the consolidated company.